Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 120,258
Fair Value	135,394
Amount at which shown in balance sheet	132,800	138,701
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	85,562
Fair Value	97,469
Amount at which shown in balance sheet	97,469
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	608
Fair Value	797
Amount at which shown in balance sheet	797
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	26,614
Fair Value	28,918
Amount at which shown in balance sheet	28,918
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	255
Fair Value	376
Amount at which shown in balance sheet	376
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	470
Fair Value	499
Amount at which shown in balance sheet	499
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6,653
Fair Value	7,701
Amount at which shown in balance sheet	7,701
Corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	50,962
Fair Value	59,178
Amount at which shown in balance sheet	59,178
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	7,333
Fair Value	7,968
Amount at which shown in balance sheet	7,968
Commercial mortgage loans on real estate, at amortized cost
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	19,772
Fair Value	22,366
Amount at which shown in balance sheet	19,772
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	217
Fair Value	217
Amount at which shown in balance sheet	217
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	7,202
Fair Value	7,202
Amount at which shown in balance sheet	7,202
Other investments.
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	172
Fair Value	172
Amount at which shown in balance sheet	$ 172